Financial Instruments	6 Months Ended
Jun. 30, 2020
Financial Instruments
Financial Instruments

4   Financial instruments

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, leases and interest-bearing loans and borrowings.  During the period, equity investments previously categorised as Level 3 in the fair-value hierarchy (carrying value of $103m at 31 December 2019) are now categorised as Level 1 (carrying value of $188m at 30 June 2020) on availability of quoted prices in an active market. There have been no other changes of significance to the categorisation or fair-value hierarchy classification of financial instruments from those detailed in the Notes to the Group Financial Statements in the Annual Report and 20-F Information 2019.

The Group holds certain equity investments that are categorised as Level 3 in the fair-value hierarchy and for which fair-value gains of $65m have been recognised in the six months ended 30 June 2020.  All other fair-value gains and/or losses that are presented in Net gains/(losses) on Equity Investments measured at fair value through other comprehensive income in the condensed consolidated statement of comprehensive income for the six months ended 30 June 2020 are Level 1 fair value measurements.

Financial instruments measured at fair value include $2,019m of other investments, $4,743m held in money-market funds, $339m of loans designated at fair value through profit or loss, $339m of loans designated in a fair value hedge relationship and ($18m) of derivatives as at 30 June 2020. The total fair value of interest-bearing loans and borrowings at 30 June 2020, which have a carrying value of $19,747m in the Condensed consolidated statement of financial position, was $22,992m. Contingent-consideration liabilities arising on business combinations have been classified under Level 3 in the fair-value hierarchy and movements in fair value are shown below:

	Diabetes
	alliance	Other	Total	Total
	2020	2020	2020	2019
	$m	$m	$m	$m
At 1 January	3,300	839	4,139	5,106
Settlements	(257)	(96)	(353)	(368)
Revaluations	(22)	(22)	(44)	-
Discount unwind	115	26	141	179
At 30 June	3,136	747	3,883	4,917

Contingent consideration arising from business combinations is fair-valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

The contingent consideration balance relating to BMS’s share of the global diabetes alliance of $3,136m (31 December 2019:  $3,300m) would increase/decline by $314m with an increase/decline in sales of 10%, as compared with the current estimates.

Included within the BMS contingent consideration liability are estimates of royalties payable in relation to Bydureon. The revised Total Revenue projections for Bydureon also resulted in a $22m reduction in the contingent consideration balance as at 30 June 2020. A further 10% reduction in Bydureon Total Revenue would result in an additional $22m reduction.